CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General and administrative (including equity-based compensation of $1,434, $2,790 and $3,258 in 2019, 2020 and 2021 respectively)	$ 5,155,793
Inspirato LLC
Revenue	234,747,000	$ 165,590,000	$ 217,079,000
Cost of revenue (including depreciation of $1,637, $1,734 and $1,656 in 2019, 2020 and 2021 respectively)	152,747,000	100,599,000	138,768,000
Gross margin	82,000,000	64,991,000	78,311,000
General and administrative (including equity-based compensation of $1,434, $2,790 and $3,258 in 2019, 2020 and 2021 respectively)	50,477,000	25,940,000	27,522,000
Sales and marketing	27,821,000	14,764,000	25,527,000
Operations	26,814,000	18,814,000	24,396,000
Technology and development	4,914,000	2,787,000	2,579,000
Depreciation and amortization	2,619,000	2,898,000	3,471,000
Interest, net	635,000	542,000	999,000
Warrant fair value (gains) losses	456,000	(214,000)	66,000
Gain on forgiveness of debt	(9,518,000)
Comprehensive loss	$ (22,218,000)	$ (540,000)	$ (6,249,000)
Basic weighted average common units outstanding	1,166,063	1,166,154	1,166,154
Diluted weighted average common units outstanding	1,166,063	1,166,154	1,166,154
Basic loss per common unit (in dollars per unit)	$ (19.05)	$ (0.46)	$ (5.36)
Diluted loss per common unit (in dollars per unit)	$ (19.05)	$ (0.46)	$ (5.36)